STOCK OPTIONS AND WARRANTS (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected life (in years)	5 years 10 months 24 days	6 years	6 years	6 years
Volatility	33.00%	37.00%	40.00%	49.00%
Dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate	1.90%	1.40%	1.60%	1.80%
Fair value per common share	$ 1.80	$ 1.39	$ 1.21	$ 1.20